AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 967,850	$ 736,392
Fair Market value	974,639	761,888
Public traded securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,177	1,177
Fair Market value	0	0
Marketable funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	966,673	735,215
Fair Market value	974,639	761,888
Stock Options [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	0	0
Fair Market value	$ 0	$ 0